Commitments and Contingencies - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2023	Mar. 31, 2022
Commitments and contingencies [line items]
Various contracts with vendors and contractors for the acquisition of plant and machinery, equipment and various civil contracts of a capital nature	₨ 71,566.5	₨ 88,475.0
Various contracts with vendors and contractors for the acquisition of intangible assets of a capital nature	5,911.9	3,358.0
Committed to contribute under the joint venture agreement	18,241.3	18,229.8
Income tax contingent liability [member]
Commitments and contingencies [line items]
Estimated effect of contingency	7,918.2	9,760.0
Income tax contingent liability [member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	91.3	72.0
Customs, excise duty and service tax contingent liability [member]
Commitments and contingencies [line items]
Estimated effect of contingency	4,540.3	6,809.0
Customs, excise duty and service tax contingent liability [member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	40.2	41.0
Customs, excise duty and service tax demands for more [member]
Commitments and contingencies [line items]
Threshold amount of major contingency cases		1,000.0
Other taxes and dues contingent liability [member]
Commitments and contingencies [line items]
Estimated effect of contingency	4,028.8	2,552.0
Other taxes and dues contingent liability [member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	16.0	13.0
Sales tax contingent liability [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	11,066.5	13,981.0
Sales tax contingent liability [Member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	105.5	108.0
Sales tax demands for more [Member]
Commitments and contingencies [line items]
Threshold amount of major contingency cases		1,000.0
Sales Tax Authorities raised demand towards rejection of certain statutory forms for concessional lower/nil tax rate [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	2,310.9	3,240.0
Sales Tax Authorities denied input tax credit and levied interest and penalty thereon due to varied reasons [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	2,674.9	2,836.0
Sales tax authorities have raised demand for entry tax liability at various states [member]
Commitments and contingencies [line items]
Estimated effect of contingency	3,094.7	5,014.0
Local municipal authorities demand for property tax [member]
Commitments and contingencies [line items]
Estimated effect of contingency	₨ 1,505.8	₨ 1,001.0